STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 07, 2017	Nov. 04, 2016	Nov. 16, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Volatility rate
Risk-free interest rate
Former director [Member]
Granted		240,000
Stock Option [Member] | Aegis capital corp [Member]
Amortization expense					$ 94,830
Stock Option [Member] | Former director [Member] | January 5, 2013 [Member]
Stock options granted					96,000
Stock options forfeited					72,000
Exercise period					4 years
Exercise price					$ 1.00
Stock options/warrants value					$ 43,151
Stock price					$ 1.80
Exercise price					$ 1.00
Option/warrant term					4 years
Volatility rate					448.00%
Common stock shares issuable upon exercise of warrants or rights		24,000
Stock Option [Member] | Mr. Orestes Varvitsiotes [member] | January 3, 2017 [Member]
Stock options granted					12,000
Exercise period					5 years
Exercise price					$ 2.00
Stock options/warrants value					$ 94,830
Stock price					$ 8.20
Exercise price					$ 2.00
Option/warrant term					5 years
Volatility rate					155.37%
Stock option periodic vesting					12,000
Stock Option [Member] | Employee [Member] | January 1, 2017 [Member]
Stock price					$ 8.20
Exercise price					$ 1.00
Stock option periodic vesting					25,000
Consideration under agreement				$ 1,000
Share based compensation as annual retainer				25,000	25,000
Stock Option [Member] | Employee [Member] | On January 1, 2017 [Member]
Exercise period					4 years
Exercise price					$ 1.00
Stock options/warrants value					$ 195,307
Option/warrant term					4 years
Volatility rate					136.76%
Consideration under agreement					$ 1,000
Stock Option [Member] | Employee [Member] | On October 1, 2016 [Member]
Stock price					$ 5.80
Exercise price					$ 2.00
Stock Option [Member] | Employee [Member] | January 1, 2018 [Member]
Exercise period				4 years
Exercise price				$ 1.00
Stock options/warrants value				$ 242,002
Stock price				$ 10.20
Exercise price				$ 1.00
Option/warrant term				4 years
Volatility rate				120.92%
Amortization expense				$ 120,006
Granted				25,000
Number of options vested				12,500
Option vesting term				Monthly
Stock Option [Member] | International Finance Manager [Member]
Amortization expense					$ 195,307
Stock Option [Member] | US Finance Manager [Member]
Amortization expense					$ 48,655	$ 16,636
Stock option periodic vesting						12,000
Stock Option [Member] | US Finance Manager [Member] | On October 1, 2016 [Member]
Stock options granted					12,000
Exercise period					4 years
Exercise price					$ 2.00
Stock options/warrants value					$ 65,290
Option/warrant term					4 years
Volatility rate					159.00%
Frequency of periodic vesting					Monthly
Minimum [Member]
Option/warrant term					1 year
Volatility rate					76.66%
Risk-free interest rate					1.07%
Maximum [Member]
Option/warrant term					5 years 6 months
Volatility rate					169.29%
Risk-free interest rate					1.68%
Securities Purchase Agreement [Member] | Roth Capital Partners, LLC [Member]
Common stock value issuable under agreement			$ 3,350,000
Warrant [Member]
Stock options forfeited
Exercise price					$ 7.65
Granted					599,640
Stock options and warrants outstanding balance				589,600	599,640
Stock options and warrants exercisable balance				589,600	10,040
Expiration dates description				May 2023
Warrant [Member] | Private Placement [Member]
Exercise price	$ 30.00
Option/warrant term	1 year
Warrants issued ratio description	1:1 ratio for shares
Common stock shares issuable upon exercise of warrants or rights	10,040
Warrant [Member] | Private Placement [Member] | Minimum [Member]
Stock price	$ 7.60
Volatility rate	76.66%
Risk-free interest rate	1.07%
Warrant [Member] | Private Placement [Member] | Maximum [Member]
Stock price	$ 8.50
Volatility rate	90.86%
Risk-free interest rate	1.11%
Warrant [Member] | Securities Purchase Agreement [Member]
Stock options/warrants value			$ 1,545,288
Stock price			$ 7.20
Exercise price			$ 7.50
Option/warrant term			5 years
Volatility rate			169.29%
Common stock shares issuable upon exercise of warrants or rights			536,000
Risk-free interest rate			1.68%
Amortization period			2 years
Warrant [Member] | Securities Purchase Agreement [Member] | Roth Capital Partners, LLC [Member]
Stock options/warrants value			$ 368,003
Stock price			$ 7.20
Exercise price			$ 5.00
Option/warrant term			5 years
Volatility rate			169.29%
Common stock shares issuable upon exercise of warrants or rights			53,600
Risk-free interest rate			1.68%
Stock Option [Member]
Stock options and warrants outstanding balance				74,000
Stock options and warrants exercisable balance				61,500
Expiration dates description				October 2020 and continuing through January 2022